FINANCIAL INSTRUMENTS - Interest rate risk profit (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT
Financial liabilities	Rp (97,432.0)	Rp (102,770.0)
Interest rate risk | Fixed rate borrowings
FINANCIAL RISK MANAGEMENT
Financial liabilities	(27,579.0)	(24,944.0)
Interest rate risk | Variable rate borrowings
FINANCIAL RISK MANAGEMENT
Financial liabilities	Rp (35,274.0)	Rp (43,634.0)
Increase in percent (as a percent)	0.25%
Decrease in percent (as a percent)	0.25%
Equity change	Rp 88.2
Equity change	(88.2)
Net income change	88.2
Net income change	Rp (88.2)